Statutory and regulatory requirements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 affiliates subsidiaries director		Dec. 31, 2013		Dec. 31, 2012
Statutory Accounting Practices [Line Items]
Unrestricted net assets available for dividend payments or return of capital	$ 1,013,379		$ 516,854
Actual dividends received from subsidiaries	773,966		1,009,000
Bermuda
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	3,793,329	[1]	3,884,572	[1]
Statutory net income (loss)	509,559	[2]	688,001	[2]	496,227	[2]
Number of wholly owned subsidiaries	8
Number of affiliates	2
Percentage Of Total Statutory Capital And Surplus Limit	25.00%
Payment Of Dividends Notification Period Required	7 days
Number Of Directors Required For Affidavit	2
Percentage Of Total Statutory Capital Limit	15.00%
United Kingdom
Statutory Accounting Practices [Line Items]
Cash Dividends Payable to Parent Company by Consolidated Subsidiaries	100,000		190,000
United States
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	452,089	[3]	0	[3]
Statutory net income (loss)	105,210	[4]	0	[4]	0	[4]
Number of wholly owned subsidiaries	3
Switzerland
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	701,010	[5]	939,609	[5]
Statutory net income (loss)	60,308	[6]	(17,655)	[6]	(1,559)	[6]
Maximum Permitted Dividends Percentage Annual Profit	20.00%
Maximum Permitted Dividends Percentage Statutory Capital	50.00%
Western World Insurance Group, Inc | United States
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 45,209
Maximum Permitted Dividends Percentage Statutory Capital	10.00%

[1]	The Company's Bermuda based insurance subsidiaries are required to maintain minimum statutory capital and surplus equal to the greater of a minimum solvency margin ("MSM") and the Enhanced Capital Requirement ("ECR") where applicable. The ECR is equal to the higher of each insurer's MSM or the Bermuda Solvency Capital Requirement ("BSCR") model or approved internal capital model. The BSCR for the relevant insurers for the year ended December 31, 2014 will not be filed with the BMA until April 2015. As a result, the required statutory capital and surplus as at December 31, 2014 is based on the MSM of all relevant insurers, whereas the required statutory capital and surplus as at December 31, 2013 is based on the MSM and ECR where applicable for all relevant insurers. Required statutory capital and surplus includes Validus Reinsurance, Ltd., Validus Reinsurance (Switzerland) Ltd (Bermuda Branch), PaCRe, Ltd., IPCRe Limited, Validus Re Americas, Ltd., Talbot Insurance (Bermuda), Ltd., AlphaCat Reinsurance, Ltd. and Mont Fort Re Ltd. Actual statutory capital and surplus includes Validus Reinsurance, Ltd., AlphaCat Reinsurance, Ltd. and Talbot Insurance (Bermuda), Ltd. Validus Reinsurance, Ltd. is the parent company of the other five Bermuda based insurance subsidiaries.
[2]	Statutory net income includes Validus Reinsurance, Ltd., PaCRe, Ltd. (at the Company's effective 10% equity interest), IPCRe Limited, Validus Re Americas, Ltd., Talbot Insurance (Bermuda), Ltd., AlphaCat Reinsurance, Ltd. and Mont Fort Re Ltd.
[3]	Required statutory capital and surplus is based on the Risk-Based Capital ("RBC") requirements and includes Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. Actual statutory capital and surplus includes Western World Insurance Company. Western World Insurance Company is the parent Company of the other two U.S. based insurance subsidiaries. The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.
[4]	Statutory net income includes Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.
[5]	Required statutory capital and surplus is based on the Target Capital ("TC") requirements calculated under the Swiss Solvency Test ("SST"). Required and actual statutory capital and surplus includes Validus Reinsurance (Switzerland) Ltd (formerly Flagstone Réassurance Suisse SA).
[6]	Statutory net income (loss) includes Validus Reinsurance (Switzerland) Ltd (formerly Flagstone Réassurance Suisse SA). The results of Validus Reinsurance (Switzerland) Ltd, a former Flagstone subsidiary, have been included in the Company's consolidated results from the November 30, 2012 date of acquisition.